Principal subsidiaries, investments in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Principal subsidiaries, investments in associates and joint ventures
47 Principal subsidiaries, investments in associates and joint ventures
For the majority of ING’s principal subsidiaries, ING Groep N.V. has control because it either directly or indirectly owns more than half of the voting power. For subsidiaries in which the interest held is below 50%, control exists based on the combination of ING’s financial interest and its rights from other contractual arrangements which result in control over the operating and financial policies of the entity.
For each of the subsidiaries listed, the voting rights held equal the proportion of ownership interest and consolidation by ING is based on the majority of ownership.
For the principal investments in associates and joint ventures ING Group has significant influence but not control. Significant influence generally results from a shareholding of between 20% and 50% of the voting rights, but also the ability to participate in the financial and operating policies through situations including, but not limited to one or more of the following:
•Representation on the board of directors;
•Participation in the policymaking process; and
•Interchange of managerial personnel.
The principal subsidiaries, investments in associates and joint ventures of ING Groep N.V. and their statutory place of incorporation or primary place of business are as follows:

Principal subsidiaries, investments in associates and joint ventures
			Proportion of ownership and interest held by the group
			2022	2021
Subsidiary	Statutory place of Incorporation	Country of operation
ING Bank N.V.	Amsterdam	the Netherlands	100%	100%
Bank Mendes Gans N.V.	Amsterdam	the Netherlands	100%	100%
ING Belgium S.A./N.V.	Brussels	Belgium	100%	100%
ING Luxembourg S.A.	Luxembourg City	Luxembourg	100%	100%
ING-DiBa AG	Frankfurt am Main	Germany	100%	100%
ING Bank Slaski S.A.[1]	Katowice	Poland	75%	75%
ING Financial Holdings Corporation	Delaware	United States of America	100%	100%
ING Bank A.S.	Istanbul	Turkey	100%	100%
ING Bank (Australia) Ltd	Sydney	Australia	100%	100%
ING Commercial Finance B.V.	Amsterdam	the Netherlands	100%	100%
ING Groenbank N.V.	Amsterdam	the Netherlands	100%	100%
Investments in associates and joint ventures
TMBThanachart Bank Public Company Ltd[2]	Bangkok	Thailand	23%	23%
1The shares of the non-controlling interest stake of 25% are listed on the Warsaw Stock Exchange, for summarised financial information we refer to Note 35 'Information on geographical areas'.
2Reference is made to Note 8 'Investment in associates and joint ventures'.